Financial income and expenses - Summary of Financial Income and Expenses (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
DisclosureOfFinanceIncomeExpense [Abstract]
Interest income on cash deposits	SFr 64	SFr 0
Interest income on deferred payment	29	0
Interest income on loans	0	18
Total financial income	93	18
Unwinding of discount on provisions	(303)	(1,308)
SSF commitment fee	(417)	(416)
Negative interest on cash deposits	0	(93)
Interest expense related to leases	(27)	(33)
Bank charges	(20)	(40)
Foreign exchange loss, net	(65)	(374)
Other interest expenses	(117)	(30)
Total financial expenses	SFr (949)	SFr (2,294)